Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Invesco Active Allocation Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	9.77%	13.52%	(19.32%)	13.92%	13.04%	23.28%	(9.66%)	19.37%	4.35%	(1.12%)
Invesco Convertible Securities Fund | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	9.74%	7.87%	(15.72%)	4.68%	44.35%	21.42%	(1.71%)	10.42%	5.82%	(3.02%)
INVESCO Income Allocation Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	5.84%	7.14%	(11.78%)	7.56%	2.33%	15.09%	(4.44%)	7.99%	9.15%	(1.08%)
Invesco International Diversified Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	(2.53%)	15.43%	(25.32%)	3.89%	20.56%	24.60%	(14.61%)	32.40%	0.63%	0.67%
Invesco Main Street Mid Cap Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	17.07%	14.48%	(14.35%)	23.02%	9.13%	32.15%	(12.25%)	14.68%	13.42%	(7.22%)
Invesco Main Street Small Cap Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	12.43%	17.54%	(16.09%)	21.73%	19.82%	25.73%	(10.73%)	13.47%	17.76%	(6.14%)
Invesco Quality Income Fund | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	0.98%	5.25%	(12.52%)	(1.72%)	5.50%	5.97%	(0.15%)	1.98%	2.50%	1.41%
Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	4.41%	7.85%	(15.62%)	3.11%	8.29%	12.36%	(3.50%)	9.17%	4.77%	(1.66%)
Invesco Select Risk: Growth Investor Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	9.63%	13.41%	(18.79%)	13.56%	11.87%	20.59%	(8.27%)	15.77%	9.08%	(4.68%)
Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	10.68%	14.60%	(19.59%)	15.06%	13.52%	26.76%	(13.02%)	24.90%	3.51%	(0.34%)
Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus [Line Items]
Annual Return [Percent]	8.21%	12.24%	(17.73%)	10.11%	11.67%	19.89%	(6.87%)	15.01%	4.71%	(1.21%)
Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus [Line Items]
Annual Return [Percent]	6.17%	9.84%	(16.69%)	7.26%	10.23%	14.39%	(4.50%)	7.87%	6.63%	(3.07%)
INVESCO Small Cap Growth Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	16.19%	12.66%	(35.60%)	7.33%	57.00%	24.28%	(9.01%)	24.91%	11.30%	(1.84%)